STOCK BASED COMPENSATION (Details) - The 2003 and 2010 Share Plan (USD $)	0 Months Ended	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Jan. 31, 2015	Oct. 31, 2012
STOCK BASED COMPENSATION (Details) - The 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	40,000,000
Options Outstanding at January 31, 2015	40,000,000	40,000,000
Options Outstanding at January 31, 2015	$ 0	$ 0
Options Exercisable at January 31, 2015	27,512,077	27,512,077
Options Exercisable at January 31, 2015	0	0
2003 Share Plan [Member]
STOCK BASED COMPENSATION (Details) - The 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	12,349,770		16,350,045
Options Outstanding, Weighted Average Exercise Price	$ 0.72	$ 0.72			$ 0.72
Options Outstanding at January 31, 2015	$ 0.72	$ 0.72			$ 0.72
Options Forfeited, Shares	(80,000)	(2,854,075)	(581,200)
Options Forfeited, Weighted Average Exercise Price	$ 0.74	$ 0.79	$ 0.74
Options Outstanding and exercisable at January 31, 2015	12,349,770	12,349,770	15,638,845	12,269,770
Options Outstanding and exercisable at January 31, 2015	$ 0.72	$ 0.72	$ 0.72	$ 0.72
Options Outstanding and exercisable at January 31, 2015	72,000	72,000		2,130
2010 Share Plan [Member]
STOCK BASED COMPENSATION (Details) - The 2003 and 2010 Share Plan [Line Items]
Options Outstanding, Shares	18,214,000	2,984,000	2,820,000	13,430,134
Options Outstanding, Weighted Average Exercise Price	$ 0.23	$ 0.23	$ 0.245	$ 0.21	$ 0.25
Options Outstanding at January 31, 2015	18,214,000	18,214,000	2,984,000	13,430,134
Options Outstanding at January 31, 2015	$ 0.23	$ 0.23	$ 0.245	$ 0.21	$ 0.25
Options Outstanding at January 31, 2015	25,910	25,910		0
Options Exercisable at January 31, 2015	6,543,445	6,543,445		7,942,356
Options Exercisable at January 31, 2015	$ 0.23	$ 0.23		$ 0.23
Options Exercisable at January 31, 2015	$ 23,410	$ 23,410		$ 0
Options Forfeited, Shares	(6,083,866)
Options Forfeited, Weighted Average Exercise Price	$ 0.26
Granted	1,300,000	15,310,000	180,000
Granted	$ 0.11	$ 0.23	$ 0.20